11 EARNINGS (LOSS) PER SHARE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Net income (loss) attributable to common stock holders	$ (4,609,468)	$ (1,777,629)	$ (9,615,628)	$ (4,082,006)
Weighted average common shares outstanding (in shares)			14,472,322	12,794,149
Basic net income (loss) per share of common stock (in dollars per share)	$ (0.31)	$ (0.13)	$ (0.66)	$ (0.32)	$ (0.21)	$ (0.07)
Diluted net income (loss) per share of common stock (in dollars per share)	$ (0.31)	$ (0.13)	$ (0.66)	$ (0.32)	(0.21)	(0.07)
Basic net income (loss) per share:
Net income (loss) applicable to common shares					$ (2,788,112)	$ (814,075)
Weighted average common shares outstanding					13,068,597	11,101,198
Basic net income (loss) per share of common stock					$ (0.21)	$ (0.07)
Diluted net income (loss) per share:
Net income (loss) applicable to common shares					$ (2,788,112)	$ (814,075)
Weighted average common shares outstanding					13,068,597	11,101,198
Dilutive effects of convertible debt, stock options and warrants					$ 0	$ 0
Weighted average common shares, assuming dilutive effect of stock options					13,068,597	11,101,198
Diluted net income (loss) per share of common stock					$ (0.21)	$ (0.07)